UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		November 5, 2003
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:   $93,823
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc.        COM              00751Y106     4203 59285.000SH       SOLE                21750.000         37535.000
Alltel Corp.                   COM              020039103     1967 42440.000SH       SOLE                17275.000         25165.000
Amerigas Partners LP           COM              030975106      201 8025.000 SH       SOLE                                   8025.000
Amgen, Inc.                    COM              031162100     2407 37305.000SH       SOLE                15114.000         22191.000
Anadarko Petroleum Corp.       COM              032511107      316 7575.000 SH       SOLE                 1275.000          6300.000
Anthem Inc.                    COM              03674b104     3189 44705.000SH       SOLE                19400.000         25305.000
Autozone Inc.                  COM              053332102      300 3350.000 SH       SOLE                 2800.000           550.000
Avon Products, Inc.            COM              054303102      342 5300.000 SH       SOLE                 3600.000          1700.000
BB & T Corp.                   COM              054937107      264 7344.000 SH       SOLE                  275.000          7069.000
Blockbuster, Inc.              COM              093679108     2549 121375.000SH      SOLE                56900.000         64475.000
Bristol Myers Squibb Co.       COM              110122108      297 11579.000SH       SOLE                 1050.000         10529.000
Cerner Corp.                   COM              156782104      590 19125.000SH       SOLE                12575.000          6550.000
Chesapeake Energy Corp.        COM              165167107     3980 369200.000SH      SOLE               169450.000        199750.000
Citigroup Inc.                 COM              172967101      304 6672.139 SH       SOLE                  649.000          6023.138
Colgate Palmolive Co.          COM              194162103     2413 43176.045SH       SOLE                17775.000         25401.045
Commerce Bancorp Inc. NJ       COM              200519106      789 16475.000SH       SOLE                 5275.000         11200.000
Crown America Realty Tr.       COM              228186102     2787 234161.000SH      SOLE                68850.000        165311.000
Developers Diversified         COM              251591103      304 10170.000SH       SOLE                 2481.000          7689.000
Devon Energy Corp.             COM              25179m103     1016 21092.000SH       SOLE                 9517.000         11575.000
Duquesne Light Holdings        COM              266233105      164 10625.000SH       SOLE                                  10625.000
Enterprise Products Partners L COM              293792107     1068 47265.000SH       SOLE                 3450.000         43815.000
Equity Inns Inc.               COM              294703103      511 67862.000SH       SOLE                25750.000         42112.000
Exxon Mobil Corp.              COM              30231g102      300 8191.999 SH       SOLE                                   8191.999
Federal National Mortgage Assn COM              313586109      452 6441.000 SH       SOLE                 4900.000          1541.000
Federal Rlty. Inv. Tr.         COM              313747206      582 15800.000SH       SOLE                 8150.000          7650.000
Fulton Financial Corp.         COM              360271100      984 48711.000SH       SOLE                20475.000         28236.000
Gallagher Arthur J. & Co.      COM              363576109     1276 45105.000SH       SOLE                15700.000         29405.000
General Electric Co.           COM              369604103     1327 44512.285SH       SOLE                11800.000         32712.285
Glimcher Realty Trust          COM              379302102      596 28300.000SH       SOLE                12250.000         16050.000
Gulfterra Energy Partners LP   COM              40274U108      367 9145.000 SH       SOLE                  625.000          8520.000
Health Care Property Investors COM              421915109      339 7250.000 SH       SOLE                                   7250.000
Int'l Business Machines        COM              459200101      230 2599.000 SH       SOLE                                   2599.000
Intel Corp.                    COM              458140100      214 7770.481 SH       SOLE                                   7770.481
Istar Financial Inc.           COM              45031u101      703 18050.000SH       SOLE                10450.000          7600.000
Johnson & Johnson              COM              478160104     1032 20843.251SH       SOLE                 7550.000         13293.251
Kerr-McGee Corp                COM              492386107     3529 79060.000SH       SOLE                26675.000         52385.000
Kinder Morgan Energy Partners  COM              494550106     2823 65950.000SH       SOLE                28775.000         37175.000
Laboratory Corp. of America    COM              50540R409     3814 132900.000SH      SOLE                39800.000         93100.000
Liberty Media Corp. Ser. A     COM              530718105     3215 322458.000SH      SOLE               125100.000        197358.000
Magellan Midstream Partners LP COM              559080106      447 9765.000 SH       SOLE                  600.000          9165.000
Microsoft Corp.                COM              594918104      415 14934.346SH       SOLE                  900.000         14034.346
Pactiv Corp.                   COM              695257105     3814 188075.000SH      SOLE                77075.000        111000.000
Patriot Bank Corp.             COM              70335p103      209 11111.000SH       SOLE                                  11111.000
Penn Virginia Corp.            COM              707882106      803 18170.000SH       SOLE                12425.000          5745.000
Pfizer, Inc.                   COM              717081103     6319 208005.984SH      SOLE                89859.000        118146.984
Quest Diagnostics, Inc.        COM              74834L100     4050 66795.000SH       SOLE                23975.000         42820.000
RCN Corp.                      COM              749361101       18 10000.000SH       SOLE                                  10000.000
Resource America Inc.          COM              761195205      729 61447.000SH       SOLE                15714.000         45733.000
Shire Pharmaceuticals ADR      COM              82481r106      458 20740.001SH       SOLE                 4116.000         16624.001
Sovereign Bancorp, Inc.        COM              845905108     6472 348891.000SH      SOLE               153300.000        195591.000
Steris Corp.                   COM              859152100     2787 121050.000SH      SOLE                49275.000         71775.000
TCF Financial Corp.            COM              872275102      345 7200.000 SH       SOLE                  500.000          6700.000
Trustco Bank Corp. NY          COM              898349105      215 17400.000SH       SOLE                 7150.000         10250.000
Valero Energy                  COM              91913Y100     2078 54290.000SH       SOLE                23850.000         30440.000
Washington Mutual              COM              939322103     6415 162939.000SH      SOLE                64356.000         98583.000
Well Point Health Networks     COM              94973h108     1884 24445.000SH       SOLE                 5325.000         19120.000
XTO Energy Inc.                COM              98385x106     4620 220110.000SH      SOLE                78925.000        141185.000